Equity - Preferred Stock and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	5,603,458
Preferred stock, shares outstanding, end of period (in shares)	5,563,458	5,603,458
Loss on exchange of preferred stock	$ 17	$ 0	$ 41
5.75% cumulative convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	770,000	770,000	843,000
Preferred stock, shares outstanding, end of period (in shares)	770,000	770,000	770,000
Preferred stock, dividend rate	5.75%		5.75%
5.75% cumulative convertible preferred stock series A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	463,000	463,000	476,000
Preferred stock, shares outstanding, end of period (in shares)	423,000	463,000	463,000
Preferred stock, dividend rate	5.75%		5.75%
4.50% cumulative convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	2,559,000	2,559,000	2,559,000
Preferred stock, shares outstanding, end of period (in shares)	2,559,000	2,559,000	2,559,000
Preferred stock, dividend rate	4.50%
5.00% cumulative convertible preferred stock series 2005 B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	1,811,000	1,811,000	1,962,000
Preferred stock, shares outstanding, end of period (in shares)	1,811,000	1,811,000	1,811,000
Preferred stock, dividend rate	5.00%		5.00%
Preferred stock | 5.75% cumulative convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)		770,000
Preferred stock exchanges (in shares)	0		(72,600)
Preferred stock, shares outstanding, end of period (in shares)			770,000
Preferred stock | 5.75% cumulative convertible preferred stock series A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)		463,000
Preferred stock exchanges (in shares)	(40,000)		(12,500)
Preferred stock, shares outstanding, end of period (in shares)			463,000
Stock issued, conversion (in shares)	40,000
Preferred stock, dividend rate	5.75%
Preferred stock | 4.50% cumulative convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)		2,559,000
Preferred stock exchanges (in shares)	0		0
Preferred stock, shares outstanding, end of period (in shares)			2,559,000
Preferred stock | 5.00% cumulative convertible preferred stock series 2005 B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)		1,811,000
Preferred stock exchanges (in shares)	0		(150,948)
Preferred stock, shares outstanding, end of period (in shares)			1,811,000
Common Stock | 5.75% cumulative convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)			37,210
Common Stock | 5.75% cumulative convertible preferred stock series A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)			6,029
Common Stock | 5.00% cumulative convertible preferred stock series 2005 B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)			6,588
Preferred stock exchanged for shares of common stock | Preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock exchanges (in shares)	(40,000)	0	(236,048)
Preferred stock exchanged for shares of common stock | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)	51,839	0	50,000